FIXED ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
FIXED ASSETS
5.	FIXED ASSETS

Fixed assets consisted of the following at December 31:

	2010	2009

Office and laboratory equipment	$2,984,375	$2,982,723
Leasehold improvements	2,317,597	2,317,597
Total fixed assets	5,301,972	5,300,320
Less accumulated depreciation and amortization	(1,791,483)	(1,211,369)
Fixed assets, net	$3,510,489	$4,088,951

During the nine months ended September 30, 2011, the change to net fixed assets consisted of an increase of approximately $440,000 related to accumulated depreciation and amortization, purchases of equipment totaling approximately $112,000, equipment disposals of approximately $6,000, and approximately $7,000 related to the fair value of fixed assets acquired as a result of the Acquisition (see Note 4).

3.  FIXED ASSETS

Fixed assets consisted of the following at December 31:

	2010	2009

Office and computer equipment	$61,907	$73,261
Computer software	43,896	43,896
Leasehold improvements	4,095	4,095
Total fixed assets	109,898	121,252
Less accumulated depreciation and amortization	(101,143)	(77,155)
Fixed assets, net	$8,755	$44,097